Summarized status of Company's nonvested restricted shares (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Shares
Nonvested, beginning of year | shares	175,000
Granted | shares	125,000
Vested | shares	0
Forfeited | shares	0
Nonvested, end of year | shares	300,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year | $ / shares	$ 8.95
Granted | $ / shares	12.02
Vested | $ / shares	0
Forfeited | $ / shares	0
Nonvested, end of year | $ / shares	$ 10.23